Eaton Vance

Enhanced Equity Income Fund II

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%(1)

Security	Shares	Value
Aerospace & Defense — 1.3%
Hexcel Corp.	147,137	$8,239,672
Raytheon Technologies Corp.	79,715	6,159,578

		$14,399,250

Auto Components — 0.9%
Aptiv PLC	69,279	$9,553,574

		$9,553,574

Automobiles — 1.3%
Tesla, Inc.(2)	21,122	$14,108,017

		$14,108,017

Banks — 1.1%
JPMorgan Chase & Co.	80,224	$12,212,500

		$12,212,500

Beverages — 2.0%
Coca-Cola Co. (The)	214,109	$11,285,685
Constellation Brands, Inc., Class A	42,223	9,626,844

		$20,912,529

Biotechnology — 3.5%
AbbVie, Inc.	209,295	$22,649,905
Argenx SE ADR(2)	23,328	6,424,298
Vertex Pharmaceuticals, Inc.(2)	36,676	7,881,306

		$36,955,509

Building Products — 0.9%
Trane Technologies PLC	56,633	$9,376,160

		$9,376,160

Capital Markets — 3.1%
Charles Schwab Corp. (The)	243,056	$15,842,390
Goldman Sachs Group, Inc. (The)	52,988	17,327,076

		$33,169,466

Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	59,343	$6,407,857

		$6,407,857

Security	Shares	Value
Electrical Equipment — 1.4%
AMETEK, Inc.	116,228	$14,845,802

		$14,845,802

Electronic Equipment, Instruments & Components — 2.3%
Zebra Technologies Corp., Class A(2)	51,437	$24,956,204

		$24,956,204

Entertainment — 2.7%
Netflix, Inc.(2)	32,064	$16,726,506
Walt Disney Co. (The)(2)	68,709	12,678,185

		$29,404,691

Food & Staples Retailing — 1.1%
Sysco Corp.	150,615	$11,859,425

		$11,859,425

Food Products — 1.5%
Lamb Weston Holdings, Inc.	82,560	$6,396,749
Mondelez International, Inc., Class A	171,311	10,026,833

		$16,423,582

Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	74,813	$8,965,590
Boston Scientific Corp.(2)	143,940	5,563,281
Haemonetics Corp.(2)	105,867	11,752,296
Inari Medical, Inc.(2)	30,855	3,301,485
Intuitive Surgical, Inc.(2)	19,340	14,291,099
Tandem Diabetes Care, Inc.(2)	53,892	4,755,969

		$48,629,720

Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	76,115	$28,320,108

		$28,320,108

Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(2)	16,742	$4,373,680

		$4,373,680

Hotels, Restaurants & Leisure — 1.6%
Starbucks Corp.	160,611	$17,549,964

		$17,549,964

Interactive Media & Services — 10.3%
Alphabet, Inc., Class C(2)	32,153	$66,512,661
Facebook, Inc., Class A(2)	117,108	34,491,819
Twitter, Inc.(2)	149,381	9,505,113

		$110,509,593

Security	Shares	Value
Internet & Direct Marketing Retail — 8.6%
Amazon.com, Inc.(2)	29,704	$91,906,552

		$91,906,552

IT Services — 9.2%
GoDaddy, Inc., Class A(2)	79,599	$6,178,475
PayPal Holdings, Inc.(2)	173,979	42,249,060
Visa, Inc., Class A	238,921	50,586,743

		$99,014,278

Life Sciences Tools & Services — 2.3%
10X Genomics, Inc., Class A(2)	60,825	$11,009,325
Illumina, Inc.(2)	16,561	6,360,418
Thermo Fisher Scientific, Inc.	15,588	7,114,051

		$24,483,794

Metals & Mining — 0.5%
BHP Group, Ltd. ADR	68,776	$4,772,367

		$4,772,367

Pharmaceuticals — 1.0%
Eli Lilly & Co.	54,694	$10,217,933

		$10,217,933

Road & Rail — 1.8%
CSX Corp.	104,588	$10,084,375
Uber Technologies, Inc.(2)	176,578	9,625,267

		$19,709,642

Semiconductors & Semiconductor Equipment — 7.5%
Intel Corp.	124,774	$7,985,536
Micron Technology, Inc.(2)	293,859	25,921,302
QUALCOMM, Inc.	188,600	25,006,474
Texas Instruments, Inc.	115,404	21,810,202

		$80,723,514

Software — 16.9%
Adobe, Inc.(2)	80,327	$38,185,046
Intuit, Inc.	56,776	21,748,614
Microsoft Corp.	280,404	66,110,851
Palantir Technologies, Inc., Class A(2)	411,802	9,590,869
SailPoint Technologies Holdings, Inc.(2)	178,831	9,056,002
salesforce.com, inc.(2)	88,040	18,653,035
Zscaler, Inc.(2)	104,088	17,868,787

		$181,213,204

Security	Shares	Value
Specialty Retail — 3.1%
Home Depot, Inc. (The)	46,129	$14,080,877
TJX Cos., Inc. (The)	185,707	12,284,518
Tractor Supply Co.	37,375	6,618,365

		$32,983,760

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	406,717	$49,680,482

		$49,680,482

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	129,689	$17,234,371

		$17,234,371

Total Common Stocks (identified cost $493,621,423)		$1,075,907,528

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	3,466,860	$3,466,860

Total Short-Term Investments (identified cost $3,466,860)		$3,466,860

Total Investments — 100.6% (identified cost $497,088,283)		$1,079,374,388

Total Written Covered Call Options — (0.5)% (premiums received $10,543,739)		$(4,851,235)

Other Assets, Less Liabilities — (0.1)%		$(970,923)

Net Assets — 100.0%		$1,073,552,230

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2021 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Written Covered Call Options — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
10X Genomics, Inc., Class A	300	$5,430,000	$230	4/16/21	$(52,500)
Abbott Laboratories	370	4,434,080	130	5/21/21	(33,670)
AbbVie, Inc.	1,045	11,308,990	115	4/16/21	(16,197)
Adobe, Inc.	400	19,014,800	510	5/21/21	(299,000)
Alphabet, Inc., Class C	160	33,098,080	2,200	4/23/21	(151,200)
Amazon.com, Inc.	145	44,864,160	3,400	5/21/21	(485,750)
AMETEK, Inc.	580	7,408,340	130	4/16/21	(75,400)
Apple, Inc.	2,030	24,796,450	135	4/16/21	(26,390)
Aptiv PLC	345	4,757,550	160	5/21/21	(56,925)
BHP Group, Ltd. ADR	340	2,359,260	83	4/16/21	(1,700)
Boston Scientific Corp.	715	2,763,475	41	4/16/21	(7,507)
Charles Schwab Corp. (The)	1,215	7,919,370	70	5/21/21	(153,698)
Coca-Cola Co. (The)	1,070	5,639,970	53	4/16/21	(93,625)
Constellation Brands, Inc., Class A	210	4,788,000	245	4/16/21	(21,525)
CSX Corp.	520	5,013,840	100	4/16/21	(32,240)
Eli Lilly & Co.	270	5,044,140	210	4/16/21	(4,995)
Facebook, Inc., Class A	585	17,230,005	325	5/21/21	(315,900)
GoDaddy, Inc., Class A	395	3,065,990	80	4/16/21	(47,400)
Goldman Sachs Group, Inc. (The)	260	8,502,000	370	5/21/21	(70,460)
Hexcel Corp.	735	4,116,000	60	4/16/21	(38,588)
Home Depot, Inc. (The)	230	7,020,750	300	5/21/21	(303,025)
Illumina, Inc.	80	3,072,480	550	4/1/21	(10,400)
Intel Corp.	620	3,968,000	70	5/21/21	(67,580)
Intuit, Inc.	280	10,725,680	440	4/16/21	(11,200)
Intuitive Surgical, Inc.	95	7,019,930	820	4/16/21	(21,375)
JPMorgan Chase & Co.	400	6,089,200	155	4/16/21	(94,400)
Lamb Weston Holdings, Inc.	410	3,176,680	90	4/16/21	(5,125)
Micron Technology, Inc.	1,465	12,922,765	105	5/21/21	(170,673)
Microsoft Corp.	1,400	33,007,800	250	5/21/21	(493,500)
Mondelez International, Inc., Class A	855	5,004,315	63	6/18/21	(49,590)
Netflix, Inc.	160	8,346,560	625	4/16/21	(3,760)
NIKE, Inc., Class B	650	8,637,850	155	6/18/21	(57,850)
Palantir Technologies, Inc., Class A	2,055	4,786,095	30	5/7/21	(84,255)
PayPal Holdings, Inc.	865	21,005,660	290	4/16/21	(20,327)
QUALCOMM, Inc.	940	12,463,460	160	4/16/21	(6,110)
Raytheon Technologies Corp.	395	3,052,165	80	4/16/21	(25,083)
SailPoint Technologies Holdings, Inc.	705	3,570,120	65	4/16/21	(7,050)
salesforce.com, inc.	440	9,322,280	240	4/16/21	(11,440)
Starbucks Corp.	800	8,741,600	120	5/21/21	(75,200)
Sysco Corp.	750	5,905,500	85	4/16/21	(13,125)
Tandem Diabetes Care, Inc.	265	2,338,625	110	4/16/21	(8,612)
Tesla, Inc.	60	4,007,580	1,000	4/16/21	(2,310)
Texas Instruments, Inc.	575	10,866,925	195	4/16/21	(97,175)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Thermo Fisher Scientific, Inc.	75	$3,422,850	$530	4/16/21	$(3,750)
TJX Cos., Inc. (The)	925	6,118,875	70	4/30/21	(61,050)
Tractor Supply Co.	185	3,275,980	185	5/21/21	(86,950)
Trane Technologies PLC	280	4,635,680	170	4/16/21	(54,600)
Twitter, Inc.	750	4,772,250	80	4/16/21	(6,375)
Uber Technologies, Inc.	880	4,796,880	70	4/16/21	(3,960)
UnitedHealth Group, Inc.	380	14,138,660	390	6/18/21	(340,100)
Veeva Systems, Inc., Class A	80	2,089,920	280	4/16/21	(15,400)
Vertex Pharmaceuticals, Inc.	180	3,868,020	250	5/21/21	(66,600)
Visa, Inc., Class A	1,190	25,195,870	235	5/21/21	(151,725)
Walt Disney Co. (The)	340	6,273,680	210	4/16/21	(11,560)
Waste Connections, Inc.	280	3,023,440	110	6/18/21	(73,500)
Zebra Technologies Corp., Class A	255	12,372,090	520	5/21/21	(328,950)
Zscaler, Inc.	520	8,926,840	300	4/16/21	(22,880)

Total					$(4,851,235)

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $3,466,860, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$152,824	$33,701,302	$(30,387,266)	$—	$—	$3,466,860	$755	3,466,860

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,075,907,528 *	$—	$—	$1,075,907,528
Short-Term Investments	—	3,466,860	—	3,466,860
Total Investments	$1,075,907,528	$3,466,860	$—	$1,079,374,388

Liability Description
Written Covered Call Options	$(4,851,235)	$—	$—	$(4,851,235)
Total	$(4,851,235)	$—	$—	$(4,851,235)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.